Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 75
Balance at end of year	90	$ 75
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	75	77	$ 65
Charged to income tax expense	15	5	12
Charged to Retained earnings	0	(7)	0
Balance at end of year	$ 90	$ 75	$ 77